SHARE CAPITAL - Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Net earnings for the year	$ 13,955	$ 1,159
Basic weighted average number of shares outstanding (in shares)	167,289,732	150,901,598
Effect of dilutive securities: Stock options	1,735,151	1,333,116
Effect of dilutive securities: Performance share units	1,639,000	1,805,000
Diluted weighted average number of share outstanding	170,663,883	154,039,714
Diluted earnings (loss) per share	$ 0.08	$ 0.01